Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 10,869,178	$ 42,954,338
Accumulated amortization	(3,803,153)	(15,411,509)
Provision for impairment	(4,869,171)	(24,203,165)
Intangible assets, net	2,196,854	3,339,664
Land use right [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	2,590,130	2,482,727
License [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	4,097,440	3,804,294
Software [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	2,841,214	4,877,089
Patents [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	52,550	29,879,744
Technology [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	1,282,497	1,905,520
Long-Term Contract [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 5,347	$ 4,964